Submission	Jan. 12, 2026
Submission [Line Items]
Central Index Key	0001859690
Registrant Name	Arqit Quantum Inc.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A